FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:  December 31, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.
                   --------------------------------------------

                       Address:  666 Fifth Avenue, 34th Floor
                                 New York, New York  10103
                       ---------------------------------------


                        Form 13F File Number: 028-06437
                        --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexander J. Roepers

Title:    President

Phone:    212-484-5050


Signature, Place, and Date of Signing

/s/ Alexander J. Roepers         New York, NY                 February 14, 2013
-------------------------       --------------               ------------------
[Signature]                     [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            12
                                                   --

Form 13F Information Table Value Total:       $1,222,529 (thousands)
                                              ----------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Atlantic Investment Management, Inc.
                                    FORM 13F
                              December 31, 2012


                              TITLE OF                 VALUE      SHARES/     SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                  CLASS      CUSIP      (x1000)     PRN AMT     PRN  CALL  DSCRETN   MNGRS     SOLE     SHRD      NONE
ASHLAND INC NEW                COM        044209104    $192,984    2,400,000  SH         Sole                2,400,000
CRANE CO                       COM        224399105     $14,133      305,371  SH         Sole                  305,371
CROWN HOLDINGS INC             COM        228368106     $22,543      612,427  SH         Sole                  612,427
CURTISS WRIGHT CORP            COM        231561101     $15,543      473,439  SH         Sole                  473,439
ENERGIZER HLDGS INC            COM        29266R108    $176,356    2,205,000  SH         Sole                2,205,000
HARMAN INTL INDS INC           COM        413086109     $24,891      557,605  SH         Sole                  557,605
KENNAMETAL INC                 COM        489170100    $156,010    3,900,245  SH         Sole                3,900,245
OIL STS INTL INC               COM        678026105     $90,944    1,271,226  SH         Sole                1,271,226
OWENS ILL INC                  COM NEW    690768403    $237,161   11,150,000  SH         Sole               11,150,000
ROCKWOOD HLDGS INC             COM        774415103    $241,273    4,878,154  SH         Sole                4,878,154
TOWERS WATSON & CO             CL A       891894107     $16,301      290,000  SH         Sole                  290,000
WEATHERFORD INTERNATIONAL LT   REG SHS    H27013103     $34,390    3,073,300  SH         Sole                3,073,300




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